Condensed Consolidating Financial Information - Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities, available-for-sale, at fair value	$ 68,317.8	$ 70,910.3
Fixed maturities, at fair value using the fair value option	2,935.3	2,771.3
Equity securities, available-for-sale, at fair value	314.4	340.1
Short-term investments	1,048.1	5,991.2
Mortgage loans on real estate, net of valuation allowance	9,312.2	8,662.3
Policy loans	2,147.0	2,200.3
Limited partnerships/corporations	236.4	465.1
Derivatives	1,149.3	2,374.5
Investments in subsidiaries	0	0
Other investments	124.6	167.0
Securities pledged	1,465.7	1,605.5
Total investments	87,050.8	95,487.6
Cash and cash equivalents	2,840.8	1,786.8	638.0	615.3
Short-term investments under securities loan agreements, including collateral delivered	552.9	664.0
Accrued investment income	897.1	863.5
Reinsurance recoverable	6,702.2	7,379.3
Deferred policy acquisition costs, Value of business acquired	5,351.6	3,656.3
Sales inducements to contract holders	279.0	212.7
Deferred income taxes	162.1
Goodwill and other intangible assets	323.7	348.5
Loans to subsidiaries and affiliates	0	0
Due from subsidiaries and affiliates	0	0
Other assets	1,036.5	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	3,218.6	2,931.2
Cash and cash equivalents	710.7	440.8
Corporate loans, at fair value using the fair value option	4,965.3	3,559.3
Other assets	104.8	34.3
Assets held in separate accounts	106,827.1	97,667.4
Total assets	221,023.2	216,394.2
Liabilities and Shareholder's Equity:
Future policy benefits	14,098.4	15,493.6
Contract owner account balances	69,908.3	70,562.1
Payables under securities loan agreement, including collateral held	769.4	1,509.8
Short-term debt	0	1,064.6
Long-term debt	3,514.7	3,171.1
Funds held under reinsurance agreements	1,181.5	1,236.6
Derivatives	1,351.8	1,944.2
Pension and other post-employment provisions	474.9	903.2
Current income taxes	44.1	11.7
Deferred income taxes		1,042.7
Due to subsidiaries and affiliates	0	0
Other liabilities	1,274.1	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	5,161.6	3,829.4
Other liabilities	903.3	292.4
Liabilities related to separate accounts	106,827.1	97,667.4
Total liabilities	205,509.2	200,333.0
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,272.2	13,874.9
Noncontrolling interest	2,241.8	2,186.3
Total shareholder's equity	15,514.0	16,061.2	13,926.1	8,067.8
Total liabilities and shareholder's equity	221,023.2	216,394.2
Parent Issuer
Investments:
Fixed maturities, available-for-sale, at fair value	0	0
Fixed maturities, at fair value using the fair value option	0	0
Equity securities, available-for-sale, at fair value	76.6	63.9
Short-term investments	0	0
Mortgage loans on real estate, net of valuation allowance	0	0
Policy loans	0	0
Limited partnerships/corporations	0	0
Derivatives	69.9	59.3
Investments in subsidiaries	15,103.8	15,715.1
Other investments	0	0
Securities pledged	0	0
Total investments	15,250.3	15,838.3
Cash and cash equivalents	640.2	357.5	1.3	3.0
Short-term investments under securities loan agreements, including collateral delivered	30.7	58.4
Accrued investment income	0	0
Reinsurance recoverable	0	0
Deferred policy acquisition costs, Value of business acquired	0	0
Sales inducements to contract holders	0	0
Current income taxes	47.0	221.1
Deferred income taxes	204.4	127.4
Goodwill and other intangible assets	0	0
Loans to subsidiaries and affiliates	211.3	77.0
Due from subsidiaries and affiliates	26.9	16.5
Other assets	43.4	35.8
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	0	0
Cash and cash equivalents	0	0
Corporate loans, at fair value using the fair value option	0	0
Other assets	0	0
Assets held in separate accounts	0	0
Total assets	16,407.2	16,383.5
Liabilities and Shareholder's Equity:
Future policy benefits	0	0
Contract owner account balances	0	0
Payables under securities loan agreement, including collateral held	0	0
Short-term debt	0	886.1
Long-term debt	2,996.7	1,824.6
Funds held under reinsurance agreements	0	0
Derivatives	114.0	59.3
Pension and other post-employment provisions	0	0
Current income taxes	(47.0)	(221.1)
Deferred income taxes		(127.4)
Due to subsidiaries and affiliates	0.2	23.1
Other liabilities	71.1	64.0
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	0	0
Other liabilities	0	0
Liabilities related to separate accounts	0	0
Total liabilities	3,135.0	2,508.6
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,272.2	13,874.9
Noncontrolling interest	0	0
Total shareholder's equity	13,272.2	13,874.9
Total liabilities and shareholder's equity	16,407.2	16,383.5
Subsidiary Guarantor
Investments:
Fixed maturities, available-for-sale, at fair value	0	0
Fixed maturities, at fair value using the fair value option	0	0
Equity securities, available-for-sale, at fair value	20.6	20.1
Short-term investments	0	0
Mortgage loans on real estate, net of valuation allowance	0	0
Policy loans	0	0
Limited partnerships/corporations	0	0
Derivatives	0	0
Investments in subsidiaries	12,572.7	14,044.3
Other investments	0.4	0.4
Securities pledged	0	0
Total investments	12,593.7	14,064.8
Cash and cash equivalents	1.1	0.4	0.6	0.5
Short-term investments under securities loan agreements, including collateral delivered	0	0
Accrued investment income	0	0
Reinsurance recoverable	0	0
Deferred policy acquisition costs, Value of business acquired	0	0
Sales inducements to contract holders	0	0
Deferred income taxes	0
Goodwill and other intangible assets	0	0
Loans to subsidiaries and affiliates	0	58.0
Due from subsidiaries and affiliates	0.6	1.5
Other assets	0	0
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	0	0
Cash and cash equivalents	0	0
Corporate loans, at fair value using the fair value option	0	0
Other assets	0	0
Assets held in separate accounts	0	0
Total assets	12,595.4	14,124.7
Liabilities and Shareholder's Equity:
Future policy benefits	0	0
Contract owner account balances	0	0
Payables under securities loan agreement, including collateral held	0	0
Short-term debt	125.4	138.3
Long-term debt	514.7	1,014.1
Funds held under reinsurance agreements	0	0
Derivatives	0	0
Pension and other post-employment provisions	0	0
Current income taxes	10.6	7.2
Deferred income taxes		0.2
Due to subsidiaries and affiliates	1.5	1.5
Other liabilities	14.4	19.0
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	0	0
Other liabilities	0	0
Liabilities related to separate accounts	0	0
Total liabilities	666.6	1,180.3
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	11,928.8	12,944.4
Noncontrolling interest	0	0
Total shareholder's equity	11,928.8	12,944.4
Total liabilities and shareholder's equity	12,595.4	14,124.7
Non-Guarantor Subsidiaries
Investments:
Fixed maturities, available-for-sale, at fair value	68,333.2	70,925.7
Fixed maturities, at fair value using the fair value option	2,935.3	2,771.3
Equity securities, available-for-sale, at fair value	217.2	256.1
Short-term investments	1,048.1	5,991.2
Mortgage loans on real estate, net of valuation allowance	9,312.2	8,662.3
Policy loans	2,147.0	2,200.3
Limited partnerships/corporations	236.4	465.1
Derivatives	1,261.8	2,433.8
Investments in subsidiaries	0	0
Other investments	124.2	166.6
Securities pledged	1,465.7	1,605.5
Total investments	87,081.1	95,477.9
Cash and cash equivalents	2,199.5	1,428.9	636.1	611.8
Short-term investments under securities loan agreements, including collateral delivered	542.3	640.7
Accrued investment income	897.1	863.5
Reinsurance recoverable	6,702.2	7,379.3
Deferred policy acquisition costs, Value of business acquired	5,351.6	3,656.3
Sales inducements to contract holders	279.0	212.7
Deferred income taxes	(42.3)
Goodwill and other intangible assets	323.7	348.5
Loans to subsidiaries and affiliates	0.3	261.4
Due from subsidiaries and affiliates	1.7	24.6
Other assets	995.1	1,326.7
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	3,218.6	2,931.2
Cash and cash equivalents	710.7	440.8
Corporate loans, at fair value using the fair value option	4,965.3	3,559.3
Other assets	104.8	34.3
Assets held in separate accounts	106,827.1	97,667.4
Total assets	220,157.8	216,253.5
Liabilities and Shareholder's Equity:
Future policy benefits	14,098.4	15,493.6
Contract owner account balances	69,908.3	70,562.1
Payables under securities loan agreement, including collateral held	769.4	1,509.8
Short-term debt	85.9	436.3
Long-term debt	18.7	347.8
Funds held under reinsurance agreements	1,181.5	1,236.6
Derivatives	1,420.2	2,003.5
Pension and other post-employment provisions	474.9	903.2
Current income taxes	80.5	225.6
Deferred income taxes		1,169.9
Due to subsidiaries and affiliates	12.5	18.0
Other liabilities	1,226.0	1,556.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	5,161.6	3,829.4
Other liabilities	903.3	292.4
Liabilities related to separate accounts	106,827.1	97,667.4
Total liabilities	202,168.3	197,252.2
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	15,747.7	16,815.0
Noncontrolling interest	2,241.8	2,186.3
Total shareholder's equity	17,989.5	19,001.3
Total liabilities and shareholder's equity	220,157.8	216,253.5
Consolidating Adjustments
Investments:
Fixed maturities, available-for-sale, at fair value	(15.4)	(15.4)
Fixed maturities, at fair value using the fair value option	0	0
Equity securities, available-for-sale, at fair value	0	0
Short-term investments	0	0
Mortgage loans on real estate, net of valuation allowance	0	0
Policy loans	0	0
Limited partnerships/corporations	0	0
Derivatives	(182.4)	(118.6)
Investments in subsidiaries	(27,676.5)	(29,759.4)
Other investments	0	0
Securities pledged	0	0
Total investments	(27,874.3)	(29,893.4)
Cash and cash equivalents	0	0	0	0
Short-term investments under securities loan agreements, including collateral delivered	(20.1)	(35.1)
Accrued investment income	0	0
Reinsurance recoverable	0	0
Deferred policy acquisition costs, Value of business acquired	0	0
Sales inducements to contract holders	0	0
Deferred income taxes	0
Goodwill and other intangible assets	0	0
Loans to subsidiaries and affiliates	(211.6)	(396.4)
Due from subsidiaries and affiliates	(29.2)	(42.6)
Other assets	(2.0)	0
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	0	0
Cash and cash equivalents	0	0
Corporate loans, at fair value using the fair value option	0	0
Other assets	0	0
Assets held in separate accounts	0	0
Total assets	(28,137.2)	(30,367.5)
Liabilities and Shareholder's Equity:
Future policy benefits	0	0
Contract owner account balances	0	0
Payables under securities loan agreement, including collateral held	0	0
Short-term debt	(211.3)	(396.1)
Long-term debt	(15.4)	(15.4)
Funds held under reinsurance agreements	0	0
Derivatives	(182.4)	(118.6)
Pension and other post-employment provisions	0	0
Current income taxes	0	0
Deferred income taxes		0
Due to subsidiaries and affiliates	(14.2)	(42.6)
Other liabilities	(37.4)	(35.4)
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	0	0
Other liabilities	0	0
Liabilities related to separate accounts	0	0
Total liabilities	(460.7)	(608.1)
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	(27,676.5)	(29,759.4)
Noncontrolling interest	0	0
Total shareholder's equity	(27,676.5)	(29,759.4)
Total liabilities and shareholder's equity	$ (28,137.2)	$ (30,367.5)